Basis of Presentation and Summary of Significant Accounting Policies - Net Income (loss) per Ordinary Share (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Net income (loss)	$ (2,878,827)	$ 20,917,813	$ (11,799,629)	$ 18,038,986
Class A Ordinary Shares Subject to Redemption
Income from investments held in Trust Account	10,325			69,884
Less: Company's portion available to be withdrawn to pay taxes	0			0
Net income attributable to ordinary shares	$ 10,325			$ 69,884
Weighted average shares outstanding, basic and diluted	41,400,000		41,400,000	41,400,000
Basic and diluted net income (loss) per share	$ 0.00		$ 0.00	$ 0.00
Class B Ordinary Shares
Net income (loss)			$ 4,800,000
Class B Ordinary Shares Subject to Redemption [Member]
Weighted average shares outstanding, basic and diluted			10,350,000
Basic and diluted net income (loss) per share			$ (1.14)
Class B Ordinary Shares Not Subject to Redemption [Member]
Net income (loss)	$ (2,878,827)			$ 18,038,986
Net income attributable to ordinary shares	(10,325)			(69,884)
Net Income (Loss) Available to Common Stockholders, Basic	$ (2,889,152)			$ 17,969,102
Weighted average shares outstanding, basic and diluted	10,350,000			10,350,000
Basic and diluted net income (loss) per share	$ (0.28)			$ 1.74